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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-1144

                       The Finance Company of Pennsylvania
               (Exact name of registrant as specified in charter)

            150 South Independence Mall West, Philadelphia, PA 19106
               (Address of principal executive offices) (Zip code)

                        Charles E. Mather III, President
            150 South Independence Mall West, Philadelphia, PA 19106
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 351- 4778

Date of fiscal year end: December 31

Date of reporting period: JULY 1, 2006 - SEPTEMBER 30, 2006

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
Shares /                                                       Cost            Market
Units                                                          Value            Value
----------                                                --------------   --------------
             U. S. AGENCY SECURITIES
 2,000,000   Fed. Home Loan Bank Bond 5.4% 9/15/2014        2,001,989.99     1,977,700.00
    50,000   Fed. Home Loan Bank Bond 3.51% 11/9/07            48,051.94        49,242.00
   150,000   Fed. Home Loan Bank Bond 5% 1/29/2014            141,232.10       145,557.00
    40,000   Fed. Home Loan Bank Bond 5% 2/25/2014             37,622.90        38,806.40
    69,000   Fed. Home Loan Bank Bond 5% 10/15/2014            64,787.22        66,783.03
    60,000   Fed. Home Loan Bank Bond 5% 9/26/2014             56,189.89        58,099.20
                                                          --------------   --------------
                                                            2,349,874.04     2,336,187.63
             BONDS
    25,000   Addison Alton Zero-A 11/15/2011                   18,878.61        18,749.75
    30,000   East Baton Rouge LA Mtg Fin 9/10/2014             19,427.49        19,310.40
   290,000   Fulton Cty GA Devel. Auth. 5.75% 3/1/2014        295,708.58       286,873.80
   150,000   City of North Little Rock AR 7/20/2014            97,380.67        93,358.50
   150,000   Rogers County OK Hsg 7/15/2014                    97,950.86        97,780.50
   510,000   Texas St Vets Hsg 7% 12/1/2010                   541,488.35       528,579.30
   325,000   Yorba Linda CA Redev Agy 5.25% 9/1/2015          333,241.78       327,860.00
    66,135   DLJ Mortg. Accept. Corp. 6.82% 10/15/2030         68,514.24        66,666.52
    35,000   Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022          42,795.26        43,205.75
   300,000   Verizon Deb 8% 6/1/2022                          361,905.31       335,571.00
   340,000   Peoria III School Distr. 1/1/2011                280,819.41       273,390.60
   190,000   Miami Beach FL Redev 8.8% 12/1 /2015             202,128.75       194,896.30
   100,000   Sparks Regl. Med Ctr6.65% 6/15/2012              101,044.99       104,212.00
   280,000   Arkansas St. Dev. Fin Auth 4.8% 91/2008          280,000.00       277,662.00
    95,000   Dallas Ft.Worth Arpt. 6.6% 11/1/2012             102,659.02       100,289.60
   275,000   Machesney Park III 47.88% 12/1/2010              275,000.00       269,480.75
   225,000   Glendale Wis Cmnty Dev Auth 4.9% 10/1/2011       225,000.00       219,161.25
    80,000   NJ Economic Dev. Auth. 5.178% 11/1/2015           80,000.00        79,505.60
                                                          --------------   --------------
                                                            3,423,943.32     3,336,553.62
             SHORT-TERM SECURITIES
 2,688,930   Blackrock Fed Fund #30                         2,688,929.88     2,688,929.88
   251,119   Blackrock Fed Sec. Fund #11                      251,119.22       251,119.22
    10,000   Blackrock Fed Sec. Treas. Trust Fund #62          10,000.00        10,000.00
   492,297   PNC Money Market Fund - Schroders                492,297.45       492,297.45
                                                          --------------   --------------
                                                            3,442,346.55     3,442,346.55
             COMMON STOCKS
    10,500   Abbott Laboritories Inc.                         348,694.45       509,880.00
    12,900   Aramark Corp. Class B                            346,985.49       423,894.00
    15,800   Avon Products, Inc.                              486,096.48       484,428.00
     8,800   American Express Co.                             453,426.16       493,328.00
     9,600   Anheuser-Busch Cos.                              453,084.67       456,096.00
     7,500   Becton, Dickinson & Co.                          210,696.75       530,025.00
       200   Berkshire Hathaway B                             449,324.30       634,800.00
    18,900   Big Lots Inc.                                    299,115.18       374,409.00
    11,500   Carnival Corp.                                   513,536.75       540,845.00
     6,400   CDW Corp.                                        357,016.96       394,752.00
    18,000   Coca Cola Co.                                     21,581.04       804,240.00
    11,100   Colgate Palmolive Co.                            611,144.91       689,310.00
    13,000   Comcast Corp. Class A Special                    390,260.00       478,530.00
     9,800   Dover Corp.                                       96,382.61       464,912.00
    18,000   Dow Chemical Co.                                 116,337.50       701,640.00
    12,500   Duke Energy Corp.                                224,691.25       377,500.00
     5,500   Emerson Electric Co.                              83,723.75       461,230.00
   116,806   Exxon Mobil Corp.                                154,159.00     7,837,682.60
     4,200   Fedex Corporation                                483,791.70       456,456.00
     8,800   Gannettt lnc.                                    572,894.00       500,104.00
    15,200   General Electric Co.                             512,282.44       536,560.00
    18,000   Harte Hanks Inc.                                 280,473.60       474,300.00
    22,500   Hasbro                                           271,125.00       511,875.00
    10,000   HCA                                              379,580.00       498,900.00
    10,000   International Business Machines Corp.            256,675.00       819,400.00
     5,000   International Speedway Corp.                     224,623.50       249,200.00
    12,600   Johnson and Johnson                               69,355.12       818,244.00
    13,500   Jones Apparel Group                              461,455.38       437,940.00
    11,800   Kimberly-Clark Corp.                             563,144.34       771,248.00
    20,000   Marsh & McLennan Companies Inc.                  262,438.67       563,000.00
    18,100   McDonalds Corp.                                  245,966.33       708,072.00
     1,567   Medco Health Solutions                             7,832.49        94,192.37
    13,000   Merck & Co. Inc.                                 138,569.18       544,700.00
    22,000   Microsoft Corp.                                  597,740.00       601,700.00
    15,000   Molex Inc. Class A                               448,674.00       493,650.00
       732   PA. Warehousing & Safe Deposit Co.                71,398.95     2,559,072.00
    20,500   Pall Corporation                                 419,512.35       631,605.00
    10,000   Penn Virginia Corp.                                2,291.54       634,100.00
    24,000   Pitney Bowes Inc.                                750,286.20     1,064,880.00
   281,894   PNC Financial Services Group Inc.                170,353.53    20,420,401.36
    12,000   State Street Corp.                                88,500.00       748,800.00
    32,000   Steelcase Inc. CL A                              386,240.00       502,080.00
    19,100   Tyco Int'l Ltd.                                  488,065.80       534,609.00
    20,000   Verizon Communications Inc.                      178,287.48       742,600.00
    25,812   Vodaphone Group PLC                              689,959.65       590,062.32
                                                          --------------   --------------
                                                           14,637,773.50    54,165,252.65
             INTERNATIONAL
52,454.616   Artisan International Funds                    1,000,000.00     1,508,070.21
27,420.741   Harbor International Funds                     1,000,000.00     1,576,418.40
                                                          --------------   --------------
                                                            2,000,000.00     3,084,488.61
                                                          $25,853,937.41   $66,364,829.06
                                                          ==============   ==============

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Item 2. Controls and Procedures

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's President, Charles E. Mather III, and Registrant's Secretary-Treasurer, Herbert
S. Riband, Jr., have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Finance Company of Pennsylvania


By /s/ Charles E. Mather III
   ----------------------------------
   Charles E. Mather III, President

Date NOVEMBER 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/ CHARLES E. MATHER III
   ----------------------------------
   Charles E. Mather III, President

Date NOVEMBER 15, 2006


By /s/ Herbert S. Riband, Jr.
   ----------------------------------
   Herbert S. Riband, Jr.,
   Secretary-Treasurer

Date NOVEMBER 15, 2006